Consolidated statements of financial position (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Statement [Line Items]
Net book value	€ 274,373		€ 408,263
Cost
Statement [Line Items]
Balance, beginning	1,199,540		1,173,473
Disposals	0		5,298
Exchange differences	31,133		(34,750)
Balance, ending	1,267,611		1,199,540
Additions	36,938		66,114
Depreciation
Statement [Line Items]
Balance, beginning	(791,277)		(597,101)
Depreciation charge for the year	181,900		212,733
Disposals	0		(1,793)
Exchange differences	(20,060)		16,764
Balance, ending	(993,238)		(791,277)
Advance Payments
Statement [Line Items]
Net book value	0		0
Advance Payments | Cost
Statement [Line Items]
Balance, beginning	0		0
Disposals	0		0
Exchange differences	0		0
Balance, ending	0		0
Additions	0		0
Advance Payments | Depreciation
Statement [Line Items]
Balance, beginning	0		0
Depreciation charge for the year	0		0
Disposals	0		0
Exchange differences	0		0
Balance, ending	0		0
Property and Equipment
Statement [Line Items]
Net book value	274,373		408,263
Property and Equipment | Cost
Statement [Line Items]
Balance, beginning	1,199,540		1,173,473
Disposals	0		5,298
Exchange differences	31,133		(34,750)
Balance, ending		$ 1,267,611	1,199,540
Additions	36,938		66,114
Property and Equipment | Depreciation
Statement [Line Items]
Balance, beginning	(791,277)		(597,101)
Depreciation charge for the year	181,900		212,733
Disposals	0		(1,793)
Exchange differences	€ (20,060)		16,764
Balance, ending		$ (993,238)	€ (791,277)